Leases	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
LEASES
NOTE 16: LEASES
Chartered-out:
The future minimum contractual lease income (charter-out rates is presented net of commissions), including revenue for vessels expected to deliver in 2013 for which a charter party has been concluded, is as follows:

Amount
2013	$179,419
2014	141,980
2015	111,461
2016	91,835
2017	48,174
Thereafter	292,437

Total minimum lease revenue, net of commissions	$865,306

Revenues from time charters are not generally received when a vessel is off-hire, including time required for scheduled maintenance of the vessel.